Nature of business and organization (Tables)	6 Months Ended
Dec. 31, 2025
Nature of business and organization
Schedule of consolidated financial statements which reflect the activities of Bit Origin

The accompanying unaudited condensed consolidated financial statements reflect the activities of Bit Origin and each of the following entities as of December 31, 2025:

Name	Background	Ownership
SonicHash Canada	· A Canada company
	· It was established to explore potential mining site operation opportunities but has not commenced any business operations as of the date of this report	100% owned by Bit Origin
SonicHash US	· A U.S. company of the State of Delaware
	· It operates the Bitcoin mining business	100% owned by Bit Origin
Sonic Auspice	· A U.S. company of the State of Delaware

·       It was established to explore potential mining site operation opportunities but has not commenced any business operations but has undertaken limited financing and investment activities to third parties as of the date of this report

55% owned by Bit Origin
Bit Origin Singapore	· A Singapore company
	· It was established to engage in venture capital investment activities in the cryptocurrency industry but has not commenced any business operations as of the date of this report	100% owned by Bit Origin